SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SUMMARY OF COMPENSATION EXPENSE RECOGNIZED FOR SHARE-BASED AWARDS

Compensation expense recognized for share-based awards was as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Share-based compensation expenses
—Share options(a)	7,160	6,568

SUMMARY OF STOCK OPTION ACTIVITY

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the six months ended June 30, 2025 and 2026 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at January 1, 2025	24,440,836	0.51	11.43	19,794
Granted	780,000	1.68	-	-
Forfeited	(1,671,573)	0.20	-	-
Exercised	(45,426)	0.50	-	-
Outstanding at June 30, 2025	23,503,837	0.52	10.80	19,475

Outstanding at January 1, 2026	25,036,905	0.46	11.73	21,353
Granted	1,210,000	0.11	-	-
Forfeited	(3,328,587)	0.32	-	-
Exercised	(82,998)	0.11	-	-
Outstanding at June 30, 2026	22,835,320	0.46	11.03	18,770
Exercisable as of June 30, 2026	11,179,334	0.81	3.23	12,720
Expected to vest as of June 30, 2026	13,486,116	0.17	17.97	8,036